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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [x]; Amendment Number: 1
This Amendment (check only one.):   [x] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    New Frontier Capital, L.P.
Address: 919 Third Avenue, 6th Floor
         New York, NY  10022

Form 13F File Number:  28-05537

The Institutional Investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William L. Musser, Jr.
Title:   General Partner
Phone:   212-207-4707

Signature, Place and Date of Signing:

/s/ William L. Musser, Jr.    New York, NY     February 7, 2002
[signature]                   [city, state]    [date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     28

Form 13F Information Table Value Total:     $64,737
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                           FORM 13F INFORMATION TABLE

          Column 1          Column 2    Column 3   Column 4             Column 5     Column 6    Column 7             Column 8
          Name of           Title of                Value     Shrs or   SH/  Put/   Investment    Other           Voting Authority
           Issuer            class       CUSIP     (x$1000)   prn amt   PRN  Call   Discretion   managers  Sole    Shared    None
Analogic Corp                  Com     032657207      2186      56755   SH              SOLE                56755
Altera Corp                    Com     021441100      1167      55000   SH              SOLE                55000
Celgene Corp                   Com     151020104      2390      74880   SH              SOLE                74880
Corvis Corp                    Com     221009103       313      96900   SH              SOLE                96900
Doubleclick Inc.               Com     258609304      1306     115200   SH              SOLE               115200
E M C Corp Mass                Com     268648102       806      60000   SH              SOLE                60000
Ezenia! Inc                    Com     302311105        82     200000   SH              SOLE               200000
Federal Home Ln Mtg Corp       Com     313400301      1488      22750   SH              SOLE                22750
I-Many Inc                     Com     44973Q103      4668     483750   SH              SOLE               483750
InVision Technologies          Com     461851107      2864      96150   SH              SOLE                96150
KLA-Tencor Corp                Com     482480100      2848      57460   SH              SOLE                57460
LTX Corp                       Com     502392103      4720     225415   SH              SOLE               225415
Luminent Inc                   Com     55027R103       777     419815   SH              SOLE               419815
Maxim Integrated Products      Com     57772K101      1795      34175   SH              SOLE                34175
Micron Technology              Com     595112903       380     100000   SH   Call       SOLE               100000
Micron Technology              Com     595112103       431      13900   SH              SOLE                13900
Microsoft Corp                 Com     594918104      3000      45290   SH              SOLE                45290
MRV Communications Inc         Com     553477100      1987     468565   SH              SOLE               468565
Network Associates Inc         Com     640938956       205     200000   SH   Put        SOLE               200000
Network Associates Inc         Com     640938106      8923     345175   SH              SOLE               345175
Newmont Mining Corp            Com     651639106      1928     100865   SH              SOLE               100865
Nextel Communications Inc      Cl A    65332V103      3417     311800   SH              SOLE               311800
Novellus Sys Inc               Com     670008101      2180      55265   SH              SOLE                55265
Oplink Communications Inc      Com     68375Q106       638     338675   SH              SOLE               338675
Placer Dome Inc                Com     725906101      2193     200985   SH              SOLE               200985
Presstek Inc                   Com     741113104      6470     705545   SH              SOLE               705545
Sycamore Networks Inc          Com     871206108       549     102360   SH              SOLE               102360
Thoratec Corp                  Com     885175307      5026     295625   SH              SOLE               295625